LEASES (Tables)	12 Months Ended
Sep. 30, 2021
LEASES
Summary of components of leases

The following table summarizes the components of lease expense:

Year ending
September 30,
RMB
Operating lease cost	229
Short-term lease cost	291
Total	520

The following table summarizes supplemental information related to leases:

Year ended
September 30,
Cash paid for amounts included in the measurement of lease liabilities:	RMB
Operating cash flows from operating leases	345

Schedule of maturities of operating lease liabilities

As of September 30, 2021, the Company was obligated under the maturity of operating lease liabilities as follows:

Year ending September 30,	RMB
2022	357
2023	357
2024	357
2025	357
2026	370
Thereafter	1,313
3,111